Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2025 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,291,487
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,659
Call money and funds purchased
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	192,910
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	25,082,094
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,999,143
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 1,681